ACCOUNTING PRINCIPLES AND POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Closing foreign exchange rate	1.1002	1.0667	1.1334
Average foreign exchange rate	1.0790	1.0543	1.186